Sales and Operating Revenue to External Customers by Product Category (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenue from External Customer [Line Items]
Operating revenue from external customers	¥ 7,767,266	¥ 6,795,504	¥ 6,493,083
Mobile Products & Communications
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,629,525	1,220,013	622,415
Mobile Products & Communications | Mobile Communications
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,191,787	733,622	77,732
Mobile Products & Communications | Personal and Mobile Products
Revenue from External Customer [Line Items]
Operating revenue from external customers	431,378	480,132	538,816
Mobile Products & Communications | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	6,360	6,259	5,867
Game
Revenue from External Customer [Line Items]
Operating revenue from external customers	750,448	527,110	679,899
Imaging Products & Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	737,474	752,603	780,422
Imaging Products & Solutions | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	17,334	17,181	10,251
Imaging Products & Solutions | Digital Imaging Products
Revenue from External Customer [Line Items]
Operating revenue from external customers	413,255	449,724	489,526
Imaging Products & Solutions | Professional Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	306,885	285,698	280,645
Home Entertainment & Sound
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,166,007	993,822	1,285,833
Home Entertainment & Sound | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	10,871	7,323	8,569
Home Entertainment & Sound | Televisions
Revenue from External Customer [Line Items]
Operating revenue from external customers	754,308	581,475	843,464
Home Entertainment & Sound | Audio and Video
Revenue from External Customer [Line Items]
Operating revenue from external customers	400,828	405,024	433,800
Devices
Revenue from External Customer [Line Items]
Operating revenue from external customers	589,194	583,968	677,208
Devices | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	2,493	10,399	4,209
Devices | Semiconductors
Revenue from External Customer [Line Items]
Operating revenue from external customers	336,845	301,915	377,177
Devices | Components
Revenue from External Customer [Line Items]
Operating revenue from external customers	249,856	271,654	295,822
Pictures
Revenue from External Customer [Line Items]
Operating revenue from external customers	828,668	732,127	656,097
Pictures | Motion Pictures
Revenue from External Customer [Line Items]
Operating revenue from external customers	422,255	446,254	393,602
Pictures | Television Productions
Revenue from External Customer [Line Items]
Operating revenue from external customers	247,568	159,794	145,817
Pictures | Media Networks
Revenue from External Customer [Line Items]
Operating revenue from external customers	158,845	126,079	116,678
Music
Revenue from External Customer [Line Items]
Operating revenue from external customers	492,058	431,719	430,751
Music | Recorded Music
Revenue from External Customer [Line Items]
Operating revenue from external customers	347,684	307,788	311,979
Music | Music Publishing
Revenue from External Customer [Line Items]
Operating revenue from external customers	66,869	52,764	48,095
Music | Visual Media and Platform
Revenue from External Customer [Line Items]
Operating revenue from external customers	77,505	71,167	70,677
Financial Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	988,944	999,276	865,737
All Other
Revenue from External Customer [Line Items]
Operating revenue from external customers	532,936	506,729	441,948
Corporate
Revenue from External Customer [Line Items]
Operating revenue from external customers	¥ 52,012	¥ 48,137	¥ 52,773